Estimated Fair Value of Financial Instruments	6 Months Ended
Sep. 30, 2017
Estimated Fair Value of Financial Instruments

20. Estimated Fair Value of Financial Instruments

The following information is provided to help readers gain an understanding of the relationship between carrying amount of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. For derivative financial instruments, see Note 3 “Fair Value Measurements.”

The disclosures do not include investment in direct financing leases, investment in affiliates, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.

March 31, 2017

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Trading securities	¥569,074	¥569,074	¥37,500	¥531,574	¥0
Cash and cash equivalents	1,039,870	1,039,870	1,039,870	0	0
Restricted cash	93,342	93,342	93,342	0	0
Installment loans (net of allowance for probable loan losses)	2,767,016	2,783,466	0	254,708	2,528,758
Investment in securities:
Practicable to estimate fair value	1,307,618	1,332,941	93,995	1,086,629	152,317
Not practicable to estimate fair value *1	149,820	149,820	0	0	0
Other Assets:
Time deposits	9,375	9,375	0	9,375	0
Derivative assets *2	18,980	18,980	0	0	0
Reinsurance recoverables (Investment contracts)	72,615	73,967	0	0	73,967
Liabilities:
Short-term debt	¥283,467	¥283,467	¥0	¥283,467	¥0
Deposits	1,614,608	1,615,655	0	1,615,655	0
Policy liabilities and Policy account balances (Investment contracts)	287,463	288,372	0	0	288,372
Long-term debt	3,854,984	3,862,815	0	1,184,261	2,678,554
Other Liabilities:
Derivative liabilities *2	12,276	12,276	0	0	0

*1	The fair value of investment securities of ¥149,820 million was not estimated, as it was not practical.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”

September 30, 2017

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Trading securities	¥487,839	¥487,839	¥40,177	¥447,662	¥0
Cash and cash equivalents	1,185,961	1,185,961	1,185,961	0	0
Restricted cash	88,242	88,242	88,242	0	0
Installment loans (net of allowance for probable loan losses)	2,778,817	2,812,435	0	156,826	2,655,609
Investment in securities:
Practicable to estimate fair value	1,212,124	1,237,888	75,834	994,613	167,441
Not practicable to estimate fair value *1	149,370	149,370	0	0	0
Other Assets:
Time deposits	3,246	3,246	0	3,246	0
Derivative assets *2	10,789	10,789	0	0	0
Reinsurance recoverables (Investment contracts)	72,060	73,328	0	0	73,328
Liabilities:
Short-term debt	¥335,665	¥335,665	¥0	¥335,665	¥0
Deposits	1,698,428	1,700,247	0	1,700,247	0
Policy liabilities and Policy account balances (Investment contracts)	295,490	296,250	0	0	296,250
Long-term debt	3,867,551	3,870,833	0	1,134,558	2,736,275
Other Liabilities:
Derivative liabilities *2	32,485	32,485	0	0	0

*1	The fair value of investment securities of ¥149,370 million was not estimated, as it was not practical.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”

Input level of fair value measurement

If active market prices are available, fair value measurement is based on quoted active market prices and classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1 such as quoted market prices of similar assets and classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models including discounted cash flow methodologies, commonly used option-pricing models and broker quotes and classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market.

Estimation of fair value

The following methods and significant assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate a value:

Cash and cash equivalents, restricted cash, time deposits and short-term debt—The carrying amounts recognized in the balance sheets were determined to be reasonable estimates of their fair values due to their short maturity.

Installment loans—The carrying amounts of floating-rate installment loans with no significant changes in credit risk and which could be repriced within a short-term period were determined to be reasonable estimates of their fair values. The carrying amounts of purchased loans were determined to be reasonable estimates of their fair values because the carrying amounts (net of allowance) are considered to properly reflect the recoverability and value of these loans. For certain homogeneous categories of medium- and long-term fixed-rate loans, such as housing loans, the estimated fair values were calculated by discounting the future cash flows using the current interest rates charged by the Company and its subsidiaries for new loans made to borrowers with similar credit ratings and remaining maturities. Concerning the above, if available, estimated fair values were based on quoted market prices or quotations provided by dealers.

Investment in securities—For trading securities and available-for-sale securities other than specified bonds issued by SPEs and certain other mortgage-backed and asset-backed securities, the estimated fair values, which are also the carrying amounts recorded in the balance sheets, were generally based on quoted market prices or quotations provided by dealers. As for the specified bonds issued by the SPEs and certain other mortgage-backed and asset-backed securities included in available-for-sale securities, the Company and its subsidiaries estimated the fair value by using valuation models including discounted cash flow methodologies and broker quotes (see Note 3“ Fair Value Measurements”). For held-to-maturity securities, the estimated fair values were mainly based on quoted market prices. For certain investment funds included in other securities, the fair values were estimated based on net asset value per share or discounted cash flow methodologies. With regard to other securities other than the investment funds described above, the Company and its subsidiaries have not estimated the fair value, as it is not practicable to do so. Those other securities mainly consist of non-marketable equity securities and preferred capital shares. Because there were no quoted market prices for such other securities and each security has a different nature and characteristics, reasonable estimates of fair values could not be made without incurring excessive costs.

Deposits—The carrying amounts of demand deposits recognized in the consolidated balance sheets were determined to be reasonable estimates of their fair values. The estimated fair values of time deposits were calculated by discounting the future cash flows. The current interest rates offered for the deposits with similar terms and remaining average maturities were used as the discount rates.

Long-term debt—The carrying amounts of long-term debt with floating rates which could be repriced within short-term periods were determined to be reasonable estimates of their fair values. For medium-and long-term fixed-rate debt, the estimated fair values were calculated by discounting the future cash flows. The borrowing interest rates that would be currently available to the Company and its subsidiaries offered by financial institutions for debt with similar terms and remaining average maturities were used as the discount rates. Concerning the above, if available, estimated fair values were based on quoted market prices or quotations provided by dealers.

Derivatives—For exchange-traded derivatives, fair value is based on quoted market prices. Fair value estimates for other derivatives generally reflect the estimated amounts that the Company and its subsidiaries would receive or pay to terminate the contracts at the balance sheet date, thereby taking into account the current unrealized gains or losses of open contracts. In estimating the fair value of most of the Company’s and its subsidiaries’ derivatives, estimated future cash flows are discounted using the current interest rate.

Reinsurance recoverables and Policy liabilities and Policy account balances—A certain subsidiary has fixed annuity contracts, variable annuity and variable life insurance contracts, and reinsurance contracts which are classified as investment contracts because they do not expose the subsidiary to mortality or morbidity risks. In estimating the fair value of those contracts, estimated future cash flows are discounted using the current interest rate.